SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS	12 Months Ended
Mar. 31, 2026
Supplemental of cash flow informations [abstract]
SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS [Text Block]

13. SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS

Changes in non-cash working capital balances consist of:

	March 31,	March 31,
	2026	2025
	$	$

Accounts and other receivables	831,495	(906,215)
Inventories	168,302	397,476
Prepaids and deposits	92,333	187,707
Accounts payable and accrued liabilities	405,473	1,797,002
Total change in non-cash working capital balances	1,497,603	1,475,970

During the year ended March 31, 2026, 542,084 (2025: 1,250,000) stock options were exercised using a "cashless" exercise method whereby 231,451 (2025: 387,249) fewer shares were issued than options exercised as compensation for the $323,467 (2025: $534,500) in cash that would have otherwise been received by the Company upon exercise.